BENEFIT PLANS	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
BENEFIT PLANS
BENEFIT PLANS
The Company sponsors a 401(k) plan, which provides retirement benefits to eligible employees. All employees are eligible once they reach age 21 years and complete one year of eligible service. The Company's plan allowed eligible employees to contribute up to 20% of their eligible compensation, subject to applicable annual Internal Revenue Code limits. The Company provides 50% matching on employee contributions, up to 2% of the employee's salary. Total matching contributions during the years ended December 31, 2015 and 2014 were approximately $0.04 million and $0.1 million, respectively.